Dividends	12 Months Ended
Dec. 31, 2018
Disclosure Of Dividends [Abstract]
Dividends

11 Dividends

	2018		2017		2016
	US$m		US$m		US$m
Rio Tinto plc previous year final dividend paid	2,446		1,725		1,443
Rio Tinto plc interim dividend paid	1,666		1,530		604
Rio Tinto Limited previous year final dividend paid	731		523		473
Rio Tinto Limited interim dividend paid	513		472		205
Dividends paid during the year	5,356		4,250		2,725

Dividends per share: paid during the year	307.0	c	235.0	c	152.5	c
Final dividends per share: proposed in the announcement of the results for the year	180.0c		180.0	c	125.0	c
Special dividends per share: proposed in the announcement of the results for the year	243.0c		-		-

	Dividends		Dividends		Dividends
	per share		per share		per share
	2018		2017		2016
Rio Tinto plc previous year final (pence)	129.43	p	100.56	p	74.21	p
Rio Tinto plc interim (pence)	96.82	p	83.13	p	33.80	p
Rio Tinto Limited previous year final – fully franked at 30% (Australian cents)	228.53	c	163.62	c	151.89	c
Rio Tinto Limited interim – fully franked at 30% (Australian cents)	170.84	c	137.72	c	59.13	c

	Number	Number	Number
	of shares	of shares	of shares
	2018	2017	2016
	(millions)	(millions)	(millions)
Rio Tinto plc previous year final	1,334.8	1,374.6	1,373.9
Rio Tinto plc interim	1,308.4	1,366.1	1,374.4
Rio Tinto Limited previous year final	412.4	424.0	423.5
Rio Tinto Limited interim	412.4	424.0	424.0

The dividends paid in 2018 are based on the following US cents per share amounts: 2017 final – 180.0 cents, 2018 interim – 127.0 cents (2017 dividends paid: 2016 final – 125.0 cents, 2017 interim – 110.0 cents; 2016 dividends paid: 2015 final – 107.5 cents, 2016 interim – 45.0 cents).

The number of shares on which Rio Tinto plc dividends are based excludes those held as treasury shares and those held by employee share trusts which waived the right to dividends. Employee share trusts waived dividends on 132,294 Rio Tinto plc ordinary shares and 22,824 American Depository Receipts (ADRs) for the 2017 final dividend and on 314,529 Rio Tinto plc ordinary shares and 36,321 ADRs for the 2018 interim dividend (2017: 277,946 Rio Tinto plc ordinary shares and 22,021 ADRs for the 2016 final dividend and on 173,297 Rio Tinto plc ordinary shares and 24,377 ADRs for the 2017 interim dividend; 2016: 428,529 Rio Tinto plc ordinary shares and 13,881 ADRs for the 2015 final dividend and on 217,661 Rio Tinto plc ordinary shares and 31,604 ADRs for the 2016 interim dividend). In 2018, 2017 and 2016, no Rio Tinto Limited shares were held by Rio Tinto plc.

Notes to the 2018 financial statements
continued

11 Dividends continued

The number of shares on which Rio Tinto Limited dividends are based excludes those held by shareholders who have waived the rights to dividends. Employee share trusts waived dividends on 130,129 Rio Tinto Limited ordinary shares for the 2017 final dividend and on 251,394 shares for the 2018 interim dividend (2017: 214,278 shares for the 2016 final dividend and on 274,899 shares for the 2017 interim dividend; 2016: 681,818 shares for the 2015 final dividend and on 152,834 shares for the 2016 interim dividend).

In addition, the directors of Rio Tinto announced a final dividend of 180.0 cents per share and a special dividend of 243.0 cents per share on 27 February 2019. These are expected to result in payments of approximately US$7 billion. The dividends will be paid on 18 April 2019 to Rio Tinto plc and Rio Tinto Limited shareholders on the register at the close of business on 8 March 2019.

The proposed Rio Tinto Limited dividends will be franked out of existing franking credits or out of franking credits arising from the payment of income tax during 2019.

The approximate amount of the Rio Tinto Limited consolidated tax group’s retained profits and reserves that could be distributed as dividends and franked out of available credits that arose from net payments of income tax in respect of periods up to 31 December 2018 (after deducting franking credits expected to be utilised on the 2018 final dividend declared) is US$6,178 million (2017: US$8,542 million; 2016: US$11,577 million).